Item 1. Report to Shareholders

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months      Year
                       Ended     Ended
                     6/30/03  12/31/02   12/31/01  12/31/00  12/31/99  12/31/98

NET ASSET VALUE
Beginning of period  $ 16.61   $ 22.63   $  23.89   $ 27.53   $ 23.34   $ 23.30

Investment activities
  Net investment
  income (loss)        (0.07)    (0.17)     (0.17)    (0.13)    (0.15)    (0.15)

  Net realized
  and unrealized
  gain (loss)           3.82     (5.85)     (0.53)    (0.37)     7.36      1.46

  Total from
  investment
  activities            3.75     (6.02)     (0.70)    (0.50)     7.21      1.31

Distributions
  Net realized gain        -         -      (0.56)    (3.14)    (3.02)    (1.27)

NET ASSET VALUE
End of period        $ 20.36   $ 16.61   $  22.63   $ 23.89   $ 27.53   $ 23.34
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^         22.58%  (26.60)%    (2.84)%   (1.86)%    32.52%     6.25%

Ratio of total
expenses to
average net assets     0.95%!    0.92%      0.91%     0.88%     0.90%     0.89%

Ratio of net
investment
income (loss)
to average
net assets           (0.80)%!  (0.81)%    (0.77)%   (0.51)%   (0.66)%   (0.65)%

Portfolio turnover
rate                   24.9%!    23.7%      27.4%     47.2%     44.7%     41.2%

Net assets,
end of period
(in millions)        $ 4,057   $ 3,359   $  5,583   $ 6,122   $ 6,022   $ 5,228

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003


PORTFOLIO OF INVESTMENTS                               Shares             Value
--------------------------------------------------------------------------------
                                                              In thousands
EQUITY INVESTMENTS 97.3% (S.)

CONSUMER DISCRETIONARY  23.0%

Hotels, Restaurants & Leisure  5.9%

Alliance Gaming *                                    1,500,000   $      28,365

CEC Entertainment *                                    750,000          27,697

Extended Stay America *                              1,771,000          23,891

Panera Bread, Class A *                                200,000           8,000

PF Chang's China Bistro *                            1,000,000          49,210

Rare Hospitality International *                       664,000          21,700

Ruby Tuesday                                         1,100,000          27,203

Six Flags *                                          1,096,600           7,435

Sonic *                                                700,000          17,801

Station Casinos *                                      920,200          23,235

Vail Resorts *                                         350,000           4,714
                                                                       239,251

Household Durables  3.6%

Harman International                                   400,000          31,656

Rayovac *                                              800,000          10,360

Ryland Group                                           500,000          34,700

Toll Brothers *                                      1,800,000          50,958

Yankee Candle Company *                                800,000          18,576
                                                                       146,250

Leisure Equipment & Products  0.2%

Polaris Industries                                     150,000           9,210
                                                                         9,210

Media  5.8%

ADVO *                                                 800,000          35,520

Catalina Marketing *                                 2,000,000          35,300

Cox Radio, Class A *                                 1,000,000          23,110

Entercom Communications *                              500,000          24,505

Lamar Advertising, Class A *                           350,000          12,324

Radio One *                                          2,250,000          39,982

Regent Communications *                              1,631,700           9,627

Sinclair Broadcast Group, Class A *                    506,900           5,885

Spanish Broadcasting, Class A *!                     2,000,000          16,300

Westwood One *                                         900,000          30,537
                                                                       233,090

Multiline Retail  1.6%

Tuesday Morning *!                                   2,450,000   $      64,435
                                                                        64,435

Specialty Retail  5.7%

AC Moore Arts & Crafts *                               700,000          14,021

AnnTaylor Stores *                                     800,000          23,160

Christopher & Banks *!                               1,350,000          49,937

Cole National, Class A *!                              858,000          10,742

Genesco *                                              300,000           5,310

Guitar Center *                                         83,100           2,410

Linens `n Things *                                     600,000          14,166

O'Reilly Automotive *                                1,800,000          60,102

PETsMART *                                             100,000           1,667

Sonic Automotive, Class A *                            886,000          19,412

The Finish Line, Class A *                             575,000          12,771

Tweeter Home Entertainment Group *                   1,000,000           8,680

Ultimate Electronics *!                                800,000          10,256
                                                                       232,634

Textiles, Apparel, & Luxury Goods  0.2%

Nautica Enterprises *                                  600,000           7,698
                                                                         7,698

Total Consumer Discretionary                                           932,568


CONSUMER STAPLES  1.3%

Food & Staples Retailing  0.8%

Duane Reade *!                                       2,100,000          30,975
                                                                        30,975

Food Products  0.5%

American Italian Pasta, Class A *                      204,400           8,513

Delta Pine & Land                                      600,000          13,188
                                                                        21,701

Total Consumer Staples                                                  52,676


ENERGY  6.3%

Energy Equipment & Services  4.9%

BJ Services *                                          400,000          14,944

Cooper Cameron *                                       425,000          21,411

FMC Technologies *                                   1,400,000   $      29,470

Global Industries *                                    841,000           4,054

Helmerich & Payne                                      750,000          21,900

Hydril *                                               531,000          14,470

Key Energy Services *                                1,602,700          17,181

Lone Star Technologies *                               376,000           7,964

National Oilwell *                                     400,000           8,800

Seacor Smit *                                          300,000          10,947

Smith International *                                  300,000          11,022

Tidewater                                              700,000          20,559

W-H Energy Services *                                  784,000          15,272
                                                                       197,994

Oil & Gas  1.4%

Cimarex Energy *                                       417,731           9,921

Encore Aquisition *                                    620,000          11,873

Newfield Exploration *                                 150,000           5,633

Westport Resources *                                   743,000          16,903

XTO Energy                                             600,000          12,066
                                                                        56,396

Total Energy                                                           254,390


FINANCIALS  5.4%

Capital Markets  2.0%

Affiliated Managers Group *                            354,000          21,576

Investor's Financial Services                          350,000          10,154

Legg Mason                                             443,000          28,773

Waddell & Reed Financial, Class A                      800,000          20,536
                                                                        81,039

Commercial Banks  1.2%

Boston Private Financial                               350,000           7,378

Silicon Valley Bancshares *                            266,000           6,333

UCBH Holdings                                        1,200,000          34,416
                                                                        48,127

Insurance  1.1%

Hub International                                      158,100           2,703

MaxRe Capital                                          500,000           7,485

Ohio Casualty *                                        500,000           6,590

Platinum Underwriters                                  550,000   $      14,927

Scottish Annuity & Life                                700,000          14,147
                                                                        45,852

Real Estate  0.2%

Trammell Crow *                                        864,900           9,177
                                                                         9,177

Thrifts & Mortgage Finance  0.9%

Radian Group                                         1,000,000          36,650
                                                                        36,650

Total Financials                                                       220,845


HEALTH CARE  22.2%

Biotechnology  8.3%

Abgenix *                                              836,300           8,773

Actelion (CHF) *                                        25,000           1,668

Advanced Medicine, Series D, Pfd., 0% *++@             513,334           4,620

Affymetrix *                                           100,000           1,971

Alexion Pharmaceutical *                               342,700           5,843

Alkermes *                                           1,681,700          18,078

Amylin Pharmaceuticals *                               600,000          13,134

BioMarin Pharmaceutical *                              300,500           2,933

Cephalon *                                             724,500          29,820

Cubist Pharmaceuticals *                               475,000           5,064

CV Therapeutics *                                      254,800           7,557

Diversa *                                              690,400           6,787

Exelixis *                                           1,314,000           9,119

Gilead Sciences *                                      800,000          44,464

Human Genome Sciences *                                450,000           5,724

Imclone Systems *                                      175,000           5,534

InterMune *                                            250,000           4,116

Lexicon Genetics *                                     500,000           3,355

Medarex *                                               50,000             330

Millennium Pharmaceuticals *                         1,400,000          22,022

Myriad Genetics *                                      119,600           1,628

Neurocrine Biosciences *                               965,000          48,192

NPS  Pharmaceuticals *                               1,260,000          30,668

OSI Pharmaceuticals *                                  100,000   $       3,221

Regeneron Pharmaceuticals *                            160,000           2,520

Transkaryotic Therapies *                              750,000           8,655

Trimeris *                                             525,000          23,982

Tularik *                                              500,000           4,970

Vertex Pharmaceuticals *                               475,000           6,935

Vicuron Pharmaceuticals *                              382,000           5,417

ViroPharma *                                           509,000           1,323
                                                                       338,423

Health Care Equipment & Supplies  1.2%

Apogent Technologies *                                 464,000           9,280

Control Delivery Systems,
     Series A, Cv. Pfd., 8.00% *++@                     74,432           3,000

CTI Molecular Imaging *                                214,900           4,064

EPIX Medical *                                         567,000           8,023

Integra LifeServices Holdings *                        250,000           6,595

Steris *                                               100,000           2,309

Viasys Healthcare *                                    241,000           4,989

Wilson Greatbatch Technologies *                       300,000          10,830
                                                                        49,090

Health Care Providers & Services  11.7%

Accredo Health *                                       304,500           6,638

AMN Healthcare Services *                              250,000           3,175

Community Health System *                            1,000,000          19,290

Coventry Health Care *                                 850,000          39,236

Davita *                                             2,435,000          65,209

HealthStream *!                                      2,405,000           6,205

Henry Schein *                                       2,100,000         109,914

Mid Atlantic Medical Services *                        600,000          31,380

Omnicare                                             3,000,000         101,370

Renal Care Group *                                   1,250,000          44,012

United Surgical Partners International *               350,000           7,907

VCA Antech *                                         1,000,000          19,570

WebMD *                                                750,000           8,122

WellChoice *                                           357,600          10,471
                                                                       472,499

Pharmaceuticals  1.0%

Andrx *                                                250,000   $       4,975

Atherogenics *                                         100,000           1,493

Eon Labs *                                             200,000           7,030

Esperion Therapeutics *                                250,000           4,897

Medicines Company *                                    700,000          13,783

Noven Pharmaceuticals *                                375,000           3,840

Salix Pharmaceuticals *                                450,000           4,721
                                                                        40,739

Total Health Care                                                      900,751


INDUSTRIALS & BUSINESS SERVICES  16.3%

Aerospace & Defense  1.0%

Armor Holdings *                                       775,000          10,385

Mercury Computer Systems *                             450,000           8,172

MTC Technologies *                                     223,000           5,232

Triumph Group *                                        600,000          16,902
                                                                        40,691

Air Freight & Logistics  0.5%

C.H. Robinson Worldwide                                189,900           6,753

Forward Air *                                          550,000          13,953
                                                                        20,706

Commercial Services & Supplies  12.1%

Apollo Group, Class A *                              2,150,000         132,784

Bright Horizons Family Solutions *                     550,000          18,458

Central Parking                                        531,000           6,563

Corporate Executive Board *                            825,000          33,437

Edison Schools, Class A *                            1,000,000           1,500

Education Management *                                 650,000          34,567

Exult *                                              4,500,000          38,565

Mobile Mini *!                                       1,063,800          17,372

Resources Connection *                                 500,000          11,930

School Specialty *!                                  1,500,000          42,690

SITEL *                                              1,759,600           2,728

SOURCECORP *                                           700,000          15,120

Sylvan Learning Systems *                            1,550,000          35,402

Tetra Tech *                                         1,107,000          18,963

University of Phoenix Online *                       1,000,000   $      50,700

Waste Connections *                                    900,000          31,545
                                                                       492,324

Construction & Engineering  0.0%

Comfort Systems USA *                                  500,000           1,315
                                                                         1,315

Industrial Conglomerates  0.7%

Roper Industries                                       742,500          27,621
                                                                        27,621

Machinery  1.8%

Actuant, Class A *!                                    600,000          28,392

Nordson                                                300,000           7,155

Oshkosh Truck, Class B                                 600,000          35,592
                                                                        71,139

Trading Companies & Distributors  0.2%

MSC Industrial Direct, Class A *                       500,000           8,950
                                                                         8,950

Total Industrials & Business Services                                  662,746


INFORMATION TECHNOLOGY  20.9%

Communications Equipment  0.7%

Black Box                                              177,000           6,407

CIENA *                                                500,000           2,595

Corvis *                                             3,000,000           4,500

Harmonic Lightwaves *                                  875,000           3,561

Packeteer *                                            550,000           8,564

Turnstone Systems *                                  1,500,000           3,765

                                                                        29,392

Computer & Peripherals  0.0%

Synaptics *                                            100,000           1,346
                                                                         1,346

Electronic Equipment & Instruments  0.8%

Molex                                                  100,000           2,699

National Instruments *                                 425,000          16,056

Newport *                                              750,000          11,100
                                                                        29,855

Internet Software & Services  2.2%

Autobytel *                                            400,000   $       2,496

Autobytel *++@                                       1,040,000           5,841

CNET Networks *                                      3,500,000          21,805

Internet Security Systems *                            900,000          13,041

LendingTree *                                          900,000          22,032

MatrixOne *                                          1,800,000          10,332

Netegrity *                                            650,000           3,796

Sonicwall *                                            753,000           3,614

Websense *                                             450,000           7,047

Zonafinanciera.com, Series C,
Cv. Pfd., 0% *++!@                                   1,190,760               0
                                                                        90,004

IT Services  5.3%

Affiliated Computer Services, Class A *                750,000          34,298

BISYS Group *                                        2,750,000          50,517

Certegy *                                              850,000          23,588

DigitalThink *!                                      2,214,000           6,974

Global Payments                                        146,600           5,204

Iron Mountain *                                        836,300          31,018

Maximus *                                              600,000          16,578

META Group *!                                          996,000           4,233

MPS Group *                                            500,000           3,440

Paychex                                                100,000           2,931

SkillSoft ADR *                                      3,000,000          15,150

SRA International, Class A *                           198,000           6,336

Tier Technologies, Class B *!                        1,750,000          13,563
                                                                       213,830

Semiconductor & Semiconductor Equipment  5.7%

Altera *                                               750,000          12,300

Analog Devices *                                       950,000          33,079

ATMI *                                               1,050,000          26,219

Cabot Microelectronics *                               650,000          32,806

Cognex *                                               950,000          21,233

Formfactor *                                            73,000           1,292

Integrated Circuit Systems *                           189,800           5,965

Lattice Semiconductor *                              2,000,000          16,460

Linear Technology                                      200,000           6,442

Maxim Integrated Products                            1,050,000          35,899

Micrel *                                               900,000           9,351

MIPS Technologies *                                    400,000   $       1,024

MKS Instruments *                                      400,000           7,228

Semtech *                                              750,000          10,680

Xilinx *                                               500,000          12,655
                                                                       232,633

Software  6.2%

Actuate *                                            1,900,000           5,282

Autodesk                                               525,000           8,484

Business Objects ADR *                                 600,000          13,170

Cadence Design Systems *                               275,000           3,317

Concord Communications *                               500,000           6,865

Convera, Class A *                                     700,000           2,786

Factset Research Systems                               500,000          22,025

FileNet *                                              725,000          13,079

Informatica *                                        2,800,000          19,348

Jack Henry & Associates                              1,300,000          23,127

Kronos *                                               800,000          40,648

Magma Design Automation *                              300,000           5,145

Mercury Interactive *                                  750,000          28,957

Nassda *                                               575,000           4,439

NetIQ *                                              1,050,000          16,233

Network Associates *                                   650,000           8,242

Quest Software *                                       425,000           5,058

Radiant Systems *                                      350,000           2,359

Verisity Ltd. *!                                     1,142,000          13,635

Verity *                                               300,000           3,798

Wind River Systems *                                 1,505,000           5,734
                                                                       251,731

Total Information Technology                                           848,791


MATERIALS  0.5%

Chemicals  0.5%

Ferro                                                  300,000           6,759

Symyx Technologies *                                   700,000          11,424

Total Materials                                                         18,183

TELECOMMUNICATION SERVICES  1.4%

Wireless Telecommunication Services  1.4%

Millicom International Cellular *                      215,000   $       5,635

Nextel Partners, Class A *                           1,250,000           9,125

NII Holdings, Class B *                                593,400          22,709

Triton PCS Holdings, Class A *                       1,000,000           5,050

Western Wireless, Class A *                            747,500           8,619

Wireless Facilities *                                  400,000           4,760

Total Telecommunication Services                                        55,898

Total Equity Investments (Cost  $3,194,993)                          3,946,848


SHORT-TERM INVESTMENTS  2.7%

Money Market Funds  2.7%

T. Rowe Price Reserve Investment Fund, 1.16% #     111,528,829         111,529

Total Short-Term Investments(Cost $111,529)                            111,529

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

100.0% of Net Assets (Cost $3,306,522)                           $   4,058,377

Other Assets Less Liabilities                                           (1,640)

NET ASSETS                                                       $   4,056,737
                                                                 -------------

#    Seven-day yield
*    Non-income producing
(s.) Common stocks, rights, and warrants - cost $3,182,304,000, value
     $3,939,228,000, 97.1% of net assets; Preferred stocks - cost $4,620,000, value $4,620,000, 0.1% of net assets; Convertible preferred stocks - cost $8,069,000, value $3,000,000, 0.1% of net assets
++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $13,461,000 and represents 0.3% of net assets
@    Security valued by the Fund's Board of Directors
!    Affiliated company - See Note 2.
ADR  American Depository Receipts
CHF  Swiss franc

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                 June 30, 2003


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value

  Affiliated companies (cost $318,541)                          $    315,709

  Other companies (cost $ 2,987,981)                               3,742,668

Total investments in securities                                    4,058,377

Other assets                                                          19,552

Total assets                                                       4,077,929

Liabilities

Total liabilities                                                     21,192

NET ASSETS                                                      $  4,056,737
                                                                ------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $    (13,865)

Undistributed net realized gain (loss)                              (310,938)

Net unrealized gain (loss)                                           751,855

Paid-in-capital applicable to 199,246,359 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                      3,629,685

NET ASSETS                                                      $  4,056,737
                                                                ------------

NET ASSET VALUE PER SHARE                                       $      20.36
                                                                ------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months
                                                                        Ended
                                                                      6/30/03
  Investment Income (Loss)

  Income

    Dividend                                                       $   1,979

    Income distributions from mutual funds                               385

    Total income                                                       2,364

  Expenses

    Investment management                                             11,557

    Shareholder servicing                                              4,452

    Prospectus and shareholder reports                                   120

    Custody and accounting                                               117

    Registration                                                          27

    Legal and audit                                                       11

    Directors                                                             11

    Total expenses                                                    16,295

    Expenses paid indirectly                                             (66)

    Net expenses                                                      16,229

  Net investment income (loss)                                       (13,865)

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

    Securities                                                        59,952

    Foreign currency transactions                                         (6)

    Net realized gain (loss)                                          59,946

  Change in net unrealized gain (loss) on securities                 693,412

  Net realized and unrealized gain (loss)                            753,358

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                           $ 739,493
                                                                   ---------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                      6 Months           Year
                                                         Ended          Ended
                                                       6/30/03       12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                      $  (13,865)   $   (33,401)

  Net realized gain (loss)                              59,946        104,728

  Change in net unrealized gain (loss)                 693,412     (1,367,631)

  Increase (decrease) in net assets from operations    739,493     (1,296,304)

Capital share transactions *

  Shares sold                                          299,093        657,283

  Shares redeemed                                     (341,205)    (1,584,308)

  Increase (decrease) in net assets from capital
  share transactions                                   (42,112)      (927,025)

Net Assets

Increase (decrease) during period                      697,381     (2,223,329)

Beginning of period                                  3,359,356      5,582,685

End of period                                       $4,056,737    $ 3,359,356
                                                    ----------------------------

*Share information

   Shares sold                                          16,837         34,282

   Shares redeemed                                     (19,893)       (78,724)

   Increase (decrease) in shares outstanding            (3,056)       (44,442)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW HORIZONS FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $64,000 and $2,000, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $315,709,000, representing 7.8% of the value of the fund's investments in securities. For the six months then ended, $5,339,000 (8.9%) of net realized loss reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $427,385,000 and $551,722,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $3,528,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $367,356,000 of unused capital loss carryforwards, of which $153,213,000 expire in 2009, and $214,143,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $3,306,522,000. Net unrealized gain aggregated $751,855,000 at period-end, of which $1,398,976,000 related to appreciated investments and $647,121,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,218,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $3,247,000 for the six months ended June 30, 2003, of which $579,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the fund was allocated $458,000 of Spectrum Funds' expenses, of which $332,000 related to services provided by Price and $22,000 was payable at period-end. At June 30, 2003, approximately 9.6% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $385,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003